LEASE OBLIGATIONS	12 Months Ended
Oct. 31, 2023
Lease Obligations
LEASE OBLIGATIONS

NOTE 6 – LEASE OBLIGATIONS

The Company accounts for its leases in accordance with ASU No. 2016-02, Leases (Topic 842) (“ASC 842”). ASC 842 requires lessees to (i) recognize a right of use asset (“ROU asset”) and a lease liability that is measured at the present value of the remaining lease payments on the Consolidated Balance Sheets, (ii) recognize a single lease cost, calculated over the lease term on a straight-line basis and (iii) classify lease related cash payments within operating and financing activities.

The Company’s operating lease consists of a lease for office space. The Company’s finance lease activities consist of leases for equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The office lease contains an option to a renewal period of five years at then-current market rates. The equipment leases are non-renewable as the Company owns the equipment at the end of the lease period, for a nominal amount.

In May 2023, the Company executed a new office lease for 2,978 square feet, starting July 1, 2023 for its executive offices. The lease term runs through the end of December 2026. The Company recognized an initial operating lease right-of-use asset of $271,396 and an operating lease liability of $271,396. Due to the simplistic nature of the Company’s leases, no retained earnings adjustments were required. The Company recognized right-of-use asset amortization for this lease and other office leases in the amount of $72,536 and $55,616 for the years ended October 31, 2023 and 2022, respectively.

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	October 31, 2023	October 31, 2022
Assets
Noncurrent:
Operating	Right-of-use asset – operating lease	$476,241	$277,381
Finance	Property and equipment, net	33,294	74,324
Total Lease Assets		$509,535	$351,705

Liabilities
Current:
Operating	Operating lease liabilities	$130,150	$50,055
Finance	Finance lease liabilities	61,832	62,979
Noncurrent:
Operating	Operating lease liabilities	346,091	227,326
Finance	Finance lease liabilities	17,123	78,955
Total Lease Liabilities		$555,196	$419,315

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Years Ended October 31,
	Location	2023	2022
Operating lease expense	General and administrative expense	$203,274	$145,710
Finance lease expense:
Interest on lease liability	Interest expense	9,795	13,530
Total Lease expense		$213,069	$159,240

Minimum contractual obligations for the Company’s leases (undiscounted) as of October 31, 2023 were as follows:

	Operating	Finance
Fiscal year 2024	$161,044	$65,387
Fiscal year 2025	163,902	12,803
Fiscal year 2026	166,760	5,150
Fiscal year 2027	84,609	-
Fiscal year 2028	67,734	-
Thereafter	112,890	-
Total Lease Payments	$756,939	$83,340
Less Imputed interest	(280,698)	(4,385)
Total lease liability	$476,241	$78,955

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	October 31, 2023		October 31, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	4.9	1.41	7.6	2.3
Weighted-average discount rate (1)	10.00%	7.49%	10.00%	7.61%

(1)	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

The following table includes other quantitative information for the Company’s leases for the periods indicated:

	Years Ended October 31,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$133,598	$145,710
Cash payments for finance leases	$71,566	$75,678

The Company recorded amortization of the operating lease right-of-use asset of $72,536 and $55,616 for the years ended October 31, 2023 and 2022, respectively.